DISCONTINUED OPERATIONS (Details 1)	12 Months Ended
Dec. 31, 2019 USD ($)
DISCONTINUED OPERATIONS
Can B Corp. common stock	$ 487,500
Receivable from Can B for "Additional Purchase Shares" due June 30, 2020	512,500
Forgiveness of note payable to NY Farms Group Inc.	200,000
Total consideration	1,200,000
Company investment in 51% of Green Grow at December 31, 2019:
Initial investment on May 9, 2019	1,450,000
Loans receivable from Green Grow (forgiven)	797,213
51% of net loss of Green Grow for the year ended December 31, 2019	(248,374)
Total investment	1,998,839
Loss on sale of discontinued subsidiary	$ (798,839)